Parent-Only Financial Statements (Details) - Schedule of Condensed Statements of Cash Flows - Parent [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 344,012	$ 48,571	¥ 3,911,561	¥ (535,017)
Net cash used in investing activities	(68,918,960)	(9,730,605)	(155,900,936)	(201,554,446)
Net cash provided by financing activities	72,802,734	10,278,952	144,043,186	201,251,124
Effect of exchange rate changes on cash and cash equivalents	(3,047,562)	(430,284)	7,883,387	926,910
Net increase (decrease) in cash and cash equivalents	1,180,224	166,634	(62,802)	88,571
Cash and cash equivalents at beginning of the year	25,769	3,639	88,571
Cash and cash equivalents at end of the year	¥ 1,205,993	$ 170,273	¥ 25,769	¥ 88,571